Right -of-use assets - Net carrying amount and movements in carrying amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right -of-use assets
Opening balance at July 1	$ 81
Depreciation expense	(34)	$ (37)
Closing Balance at June 30	45	81
Office Building
Right -of-use assets
Opening balance at July 1	81
Closing Balance at June 30	45	81
Office Building | Cost
Right -of-use assets
Opening balance at July 1	152	166
Exchange differences	(6)	(14)
Closing Balance at June 30	146	152
Office Building | Accumulated depreciation
Right -of-use assets
Opening balance at July 1	(71)	(39)
Depreciation expense	(34)	(37)
Exchange differences	4	5
Closing Balance at June 30	$ (101)	$ (71)